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                                  LAW OFFICES
                           DRINKER BIDDLE & REATH LLP
                      PHILADELPHIA NATIONAL BANK BUILDING
                              1345 CHESTNUT STREET
                          PHILADELPHIA, PA 19107-3496
                           TELEPHONE: (215) 988-2700
                              FAX: (215) 988-2757


                                 August 3, 1998


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

             Re:  Excelsior Funds, Inc.
                  File Nos. 2-92665/811-4088
                  --------------------------

Ladies and Gentlemen:

          On behalf of Excelsior Funds, Inc. (the "Company") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the:

     a) Prospectus for the Blended Equity, Income and Growth, Value and Restructuring, Small Cap and Large Cap Growth Funds dated August 1, 1998;

     b) Prospectus for the Energy and Natural Resources and Real Estate Funds dated August 1, 1998;

     c) Prospectus for the International, Latin America, Pacific/Asia, Pan European and Emerging Markets Funds dated August 1, 1998;

     d) Prospectus for the Short-Term Government Securities, Intermediate-Term Managed Income and Managed Income Funds dated August 1, 1998;

     e) Prospectus for the Money, Government Money and Treasury Money Funds dated August 1, 1998;

     f) Statement of Additional Information for the Blended Equity, Income and Growth, Value and Restructuring, Small Cap and Large Cap Growth Funds dated August 1, 1998;
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     g) Statement of Additional Information for the Energy and Natural Resources
          Fund dated August 1, 1998;

     h) Statement of Additional Information for the Real Estate Fund dated August 1, 1998;

     i) Statement of Additional Information for the International, Latin America, Pacific/Asia, Pan European and Emerging Markets Funds dated August 1, 1998;

     j) Statement of Additional Information for the Short-Term Government Securities, Intermediate-Term Managed Income and Managed Income Funds dated August 1, 1998; and

     k) Statement of Additional Information for the Money, Government Money and Treasury Money Funds dated August 1, 1998 that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statements of Additional Information contained in the Company's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended ("PEA #32"), which was filed on July 29, 1998; and (ii) the text of PEA #32 has been filed electronically.

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2787.

                                    Very truly yours,


                                    /s/ Cori Daggett
                                    Cori Daggett

cc: Daniel A. Moonay, Esq.